Right-of-use assets and lease liabilities (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
LeaseLineitem [Line Items]
Depreciation	$ 809	$ 123
IPP facilities [member]
LeaseLineitem [Line Items]
Depreciation	718	52
Office Equipment and Vehicles [member]
LeaseLineitem [Line Items]
Depreciation	91
Office equipment [member]
LeaseLineitem [Line Items]
Depreciation	$ 83	$ 71